Putnam Investments
One Post Office Square
Boston, MA 02109

February 3, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Money Market Fund (Reg. No. 2-55091) (811-02608) Post-Effective Amendment No. 54 to
Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendments No. 54 to the Registration Statement on Form N-1A (the “Amendments”) of Putnam Money Market Fund respectively, would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and were filed electronically on January 28, 2016.

Comments or questions concerning this certificate may be directed to Caitlin Robinson at 1-800-225-2465, ext. 10044.

Very truly yours,

PUTNAM MONEY MARKET FUND
PUTNAM TAX EXEMPT MONEY MARKET
FUND

By: /s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Executive Vice President, Principal Executive
Officer and Compliance Liaison

cc:	James M. Thomas, Esq.
Ropes & Gray LLP